Pension and Postretirement Benefit Plans - US Pension Weighted Averages and Expected Returns Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Assets Expected Long Term Rate Of Return [Abstract]
Expected return on assets in next fiscal year	7.25%
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 380	$ 264
Qualified and Non-qualified Pension Benefits | Maximum
Asset Allocation assumption
Estimated pension contributions for next fiscal year	500
Qualified and Non-qualified Pension Benefits | Minimum
Asset Allocation assumption
Estimated pension contributions for next fiscal year	300
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	259	$ 113
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(23)
Amortization of net actuarial (gain) loss	387
Total amortization expected over the next fiscal year	$ 364
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.21%	4.47%	4.10%
Compensation rate increase	4.10%	4.10%	4.10%
Percentage increase (decrease) in discount rate obligation from the prior year	(0.26%)
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	4.70%	4.10%	4.98%
Discount rate - interest cost	3.73%	4.10%	4.98%
Expected return on assets	7.50%	7.75%	7.75%
Compensation rate increase	4.10%	4.10%	4.00%
United States Qualified Pension Benefits
Weighted-average assumptions used to determine net cost for years ended
Percentage increase (decrease) in expected return on assets in next fiscal year from the prior year	(0.25%)
Asset Allocation assumption
Rate of return on plan assets	5.80%	0.70%	13.00%
Average annual actual return on plan assets over the past 10 years	7.20%
Average annual actual return on plan assets over the past 25 years	9.20%
United States Qualified Pension Benefits | Equities
Asset Allocation assumption
Asset allocation assumption for next fiscal year	25.00%
United States Qualified Pension Benefits | Private equity
Asset Allocation assumption
Asset allocation assumption for next fiscal year	18.00%
United States Qualified Pension Benefits | Fixed income
Asset Allocation assumption
Asset allocation assumption for next fiscal year	41.00%
United States Qualified Pension Benefits | Absolute return
Asset Allocation assumption
Asset allocation assumption for next fiscal year	16.00%
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 121	$ 151
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(12)
Amortization of net actuarial (gain) loss	119
Total amortization expected over the next fiscal year	$ 107
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.54%	3.12%	3.11%
Compensation rate increase	2.90%	2.90%	3.33%
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	2.84%	3.11%	4.02%
Discount rate - interest cost	2.72%	3.11%	4.02%
Expected return on assets	5.77%	5.90%	5.83%
Compensation rate increase	2.90%	3.33%	3.35%
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 3	$ 3
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(53)
Amortization of net actuarial (gain) loss	56
Total amortization expected over the next fiscal year	$ 3
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.26%	4.48%	4.07%
Percentage increase (decrease) in discount rate obligation from the prior year	(0.22%)
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	4.70%	4.07%	4.83%
Discount rate - interest cost	3.80%	4.07%	4.83%
Expected return on assets	6.91%	6.91%	7.11%